Employee Benefits - Details of Plan Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [abstract]
Guaranteed deposits in banks	₩ 2,048,687	₩ 1,750,783